Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Derivative Financial Instruments [Line Items]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at December 31, 2018	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)
Crude Oil Contracts
WTI Collars	19,000 bbls/d	January – December 2019	US$50.00-US$62.08/bbl	52
Other Financial Positions (1)				102
Crude Oil Fair Value Position				154

Foreign Exchange Contracts				(1)
Interest Rate Swaps				7

Total Fair Value				160
(1)

Other financial positions are part of ongoing operations to market the Company’s production. In 2018, other financial positions consist of WCS and condensate futures, WTI fixed priced contracts and basis swaps.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at December 31, 2018	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(104)	71
WTI Option Volatility	± five percent	(57)	51
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	1	(12)

As at December 31, 2017	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(27)

Undiscounted Cash Outflows Relating to Financial Liabilities

Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2018	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	1,833	-	-	-	1,833
Risk Management Liabilities (1)	3	-	-	-	3
Long-Term Debt (2)	1,152	862	2,138	13,256	17,408
Contingent Payment (3)	15	113	15	-	143
Other	-	1	1	2	4

As at December 31, 2017	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,627	-	-	-	2,627
Risk Management Liabilities (1)	1,031	20	-	-	1,051
Long-Term Debt (2)	494	2,527	1,429	13,309	17,759
Contingent Payment (3)	38	116	67	-	221
Other	-	1	1	2	4
(1)	Risk management liabilities subject to master netting agreements.
(2)	Principal and interest, including current portion.
(3)	Refer to Note 33C for fair value assumptions.

Commodity Price Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices and interest rates on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at December 31, 2018	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	(78)	80
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	4	(4)

As at December 31, 2017	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	(529)	507
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	11	(11)

Currency risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	In respect of these financial instruments, the impact of changes in the U.S. to Canadian dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:
For the years ended December 31,	2018	2017
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	339	383
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(339)	(383)

Interest Rate Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	In respect of these financial instruments, the impact of changes in the interest rate would have resulted in a change to unrealized gains (losses) impacting earnings before income tax as follows:
For the years ended December 31,	2018	2017
50 Basis Points Increase	12	44
50 Basis Points Decrease	(13)	(50)